Pension Plans and Postretirement Benefits - Components of Pension Expense (Details) - U.S. - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Defined Benefit Plan Disclosure [Line Items]
Interest cost	$ 4,946	$ 6,349	$ 8,070
Expected return on plan assets	(8,433)	(7,934)	(7,456)
Settlement charge	0	376	0
Actuarial losses	4,192	3,453	1,897
Net periodic pension cost	705	2,244	2,511
Net (gains) losses arising during the period	8,264	(3,821)	(9,576)
Settlement charge	0	(376)	0
Amortization of net loss	4,192	3,453	1,897
Total recognized in other comprehensive income (loss)	(12,456)	(8)	7,679
Net amount recognized in net periodic benefit cost and other comprehensive income (loss)	$ (11,751)	$ 2,236	$ 10,190